General and administrative expense and Termination benefits - Tax expenses (reversal) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Withholding taxes	$ (4,059)	$ (4,624)	$ (6,398)
VAT	(101)	(1,446)	(2,999)
Other taxes	2,805	3,149	1,378
Total	$ (1,355)	$ (2,921)	$ (8,018)